Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,282	$ 22,120	$ 23,070
Less accumulated depreciation	17,608	17,285	17,669
Property, Plant and Equipment, Including Assets Held for Sale, Net	4,674	4,835	5,401
Property and equipment, net	4,674	4,835	5,401
Property and equipment, net of assets of discontinued operations	0	0	0
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,698	8,552	9,577
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	375	375	378
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,209	$ 13,193	$ 13,115